Pioneer Floating
Rate Fund, Inc.
Schedule of Investments  |  February 28, 2022

Ticker Symbol: PHD

Schedule of Investments  |  2/28/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 154.1%
	Senior Secured Floating Rate Loan Interests — 124.0% of Net Assets*(a)
	Advanced Materials — 1.7%
957,062	Gemini HDPE LLC, 2027 Advance, 3.50% (LIBOR + 300 bps), 12/31/27	$ 951,230
1,393,998(b)	Groupe Solmax, Inc., Initial Term Loan, 5.50% (LIBOR + 475 bps), 5/29/28	1,391,384
	Total Advanced Materials	$2,342,614
	Advertising Sales — 1.5%
2,080,853	Clear Channel Outdoor Holdings, Inc., Term B Loan, 3.799% (LIBOR + 350 bps), 8/21/26	$ 2,047,328
	Total Advertising Sales	$2,047,328
	Advertising Services — 2.5%
1,963,216	CB Poly Investments LLC, First Lien Closing Date Term Loan, 5.50% (LIBOR + 450 bps), 8/16/23	$ 1,952,173
500,000	Dotdash Meredith, Inc., Term Loan B, 4.05% (SOFR + 400 bps), 12/1/28	498,334
997,500	Summer BC Holdco B S.a r.l. USD Additional Facility B2, 5.25% (LIBOR + 450 bps), 12/4/26	993,759
	Total Advertising Services	$3,444,266
	Aerospace & Defense — 2.2%
914,375	ADS Tactical, Inc., Initial Term Loan, 6.75% (LIBOR + 575 bps), 3/19/26	$ 893,801
693,013	Spirit AeroSystems, Inc., (fka Mid-Western Aircraft Systems, Inc. and Onex Wind Finance LP.), 2021 Reﬁnancing Term Loan, 4.25% (LIBOR + 375 bps), 1/15/25	691,642
1,541,582	WP CPP Holdings, LLC, First Lien Initial Term Loan, 4.75% (LIBOR + 375 bps), 4/30/25	1,482,809
	Total Aerospace & Defense	$3,068,252
	Airlines — 3.3%
500,000	AAdvantage Loyalty IP, Ltd. (American Airlines, Inc.), Initial Term Loan, 5.50% (LIBOR + 475 bps), 4/20/28	$ 510,375
1,270,841	Allegiant Travel Co., Replacement Term Loan, 3.469% (LIBOR + 300 bps), 2/5/24	1,262,104
1,170,000^	Grupo Aeromexico SAB de CV, DIP Tranche 1 Facility, 9.00% (LIBOR + 800 bps), 3/31/22	1,178,775
1Pioneer Floating Rate Fund, Inc. |  | 2/28/22

Principal Amount USD ($)		Value
	Airlines — (continued)
1,250,000	Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 6.25% (LIBOR + 525 bps), 6/21/27	$ 1,311,329
340,000	SkyMiles IP, Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 4.75% (LIBOR + 375 bps), 10/20/27	356,268
	Total Airlines	$4,618,851
	Airport Development & Maintenance — 0.2%
250,000	KKR Apple Bidco LLC, Second Lien Initial Term Loan, 6.25% (LIBOR + 575 bps), 9/21/29	$ 251,875
	Total Airport Development & Maintenance	$251,875
	Apparel Manufacturers — 0.2%
346,507	Canada Goose, Inc., 2021 Reﬁnancing Term Loan, 4.25% (LIBOR + 350 bps), 10/7/27	$ 345,568
	Total Apparel Manufacturers	$345,568
	Appliances — 0.3%
406,960	Weber-Stephen Products LLC, Initial Term B Loan, 4.00% (LIBOR + 325 bps), 10/30/27	$ 396,481
	Total Appliances	$396,481
	Applications Software — 0.9%
250,000	EP Purchaser LLC, First Lien Closing Date Term Loan, 4.00% (LIBOR + 350 bps), 11/6/28	$ 248,973
1,000,000	Loyalty Ventures, Inc., Term B Loan, 5.00% (LIBOR + 450 bps), 11/3/27	990,833
	Total Applications Software	$1,239,806
	Auction House & Art Dealer — 0.4%
497,500	Sotheby's, 2021 Second Refinancing Term Loan, 5.00% (LIBOR + 450 bps), 1/15/27	$ 497,189
	Total Auction House & Art Dealer	$497,189
	Auto Parts & Equipment — 3.5%
646,750	Adient US LLC, Term B-1 Loan, 3.459% (LIBOR + 350 bps), 4/10/28	$ 644,845
597,000	Autokiniton US Holdings, Inc., (aka L&W, Inc.) Closing Date Term B Loan, 5.00% (LIBOR + 450 bps), 4/6/28	594,761
1,468,945	First Brands Group LLC, First Lien 2021 Term Loan, 6.00% (LIBOR + 500 bps), 3/30/27	1,463,895
Pioneer Floating Rate Fund, Inc. |  | 2/28/222

Schedule of Investments  |  2/28/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Auto Parts & Equipment — (continued)
1,581,776(b)	IXS Holdings, Inc., Initial Term Loan, 5.00% (LIBOR + 425 bps), 3/5/27	$ 1,502,687
748,125	Wheel Pros, Inc., First Lien Initial Term Loan, 5.25% (LIBOR + 450 bps), 5/11/28	740,644
	Total Auto Parts & Equipment	$4,946,832
	Auto-Truck Trailers — 1.6%
1,495,000	American Trailer World Corp., First Lien Initial Term Loan, 4.60% (SOFR + 375 bps), 3/3/28	$ 1,472,109
777,778	Novae LLC, Tranche B Term Loan, 5.75% (SOFR + 500 bps), 12/22/28	771,944
	Total Auto-Truck Trailers	$2,244,053
	Beverages — 0.7%
27,273	Naked Juice LLC, First Lien Delayed Draw Term Loan, 3.75% (SOFR + 325 bps), 1/24/29	$ 27,079
472,727	Naked Juice LLC, First Lien Initial Term Loan, 3.75% (SOFR + 325 bps), 1/24/29	469,367
497,500	Triton Water Holdings, Inc., First Lien Initial Term Loan, 4.00% (LIBOR + 350 bps), 3/31/28	486,866
	Total Beverages	$983,312
	Broadcast Service & Programing — 0.5%
750,000	Univision Communications, Inc., First Lien Initial Term Loan, 4.00% (LIBOR + 325 bps), 1/31/29	$ 744,766
	Total Broadcast Service & Programing	$744,766
	Building & Construction — 1.3%
447,765	DG Investment Intermediate Holdings 2, Inc., First Lien Closing Date Initial Term Loan, 4.25% (LIBOR + 375 bps), 3/31/28	$ 450,004
500,000	DG Investment Intermediate Holdings 2, Inc., Second Lien Initial Term Loan, 7.50% (LIBOR + 675 bps), 3/30/29	502,500
917,508	Service Logic Acquisition, Inc., First Lien Closing Date Initial Term Loan, 4.75% (LIBOR + 400 bps), 10/29/27	912,920
	Total Building & Construction	$1,865,424
	Building & Construction Products — 1.7%
1,469,857	Cornerstone Building Brands, Inc., Tranche B Term Loan, 3.75% (LIBOR + 325 bps), 4/12/28	$ 1,442,910
3Pioneer Floating Rate Fund, Inc. |  | 2/28/22

Principal Amount USD ($)		Value
	Building & Construction Products — (continued)
992,566	CP Atlas Buyer, Inc., Term B Loan, 4.25% (LIBOR + 375 bps), 11/23/27	$ 976,127
5,554	Thor Industries, Inc., Term B-1 USD Loan, 3.25% (LIBOR + 300 bps), 2/1/26	5,544
	Total Building & Construction Products	$2,424,581
	Building Production — 1.7%
500,000	Chariot Buyer LLC., First Lien Initial Term Loan, 4.00% (LIBOR + 350 bps), 11/3/28	$ 496,172
1,000,000(b)	Pelican Products, Inc., First Lien Initial Term Loan, 12/29/28	987,500
850,000	Vector WP HoldCo., Inc. (Vector Canada Acquisition ULC), Initial Term B Loan, 5.75% (LIBOR + 500 bps), 10/12/28	837,250
	Total Building Production	$2,320,922
	Building-Heavy Construction — 0.5%
498,750	Aegion Corp., Initial Term Loan, 5.50% (LIBOR + 475 bps), 5/17/28	$ 496,880
250,000	Artera Services LLC, First Lien Tranche B Term Loan, 4.50% (LIBOR + 350 bps), 3/6/25	241,875
	Total Building-Heavy Construction	$738,755
	Building-Maintenance & Service — 0.5%
748,125	ArchKey Holdings, Inc., First Lien Initial Term Loan, 6.00% (LIBOR + 525 bps), 6/29/28	$ 745,787
	Total Building-Maintenance & Service	$745,787
	Cable & Satellite Television — 1.5%
586,500	DIRECTV Financing LLC, Closing Date Term Loan, 5.75% (LIBOR + 500 bps), 8/2/27	$ 585,553
1,000,000	Radiate Holdco LLC, Amendment No. 6 Term Loan, 4.00% (LIBOR + 325 bps), 9/25/26	991,001
500,000	Virgin Media Bristol LLC, Facility Q, 3.441% (LIBOR + 325 bps), 1/31/29	497,143
	Total Cable & Satellite Television	$2,073,697
	Casino Hotels — 0.8%
1,086,250	Caesars Resort Collection LLC, Term B-1 Loan, 3.709% (LIBOR + 350 bps), 7/21/25	$ 1,083,534
	Total Casino Hotels	$1,083,534
	Casino Services — 1.5%
546,761	Everi Holdings, Inc., Term B Loan, 3.00% (LIBOR + 250 bps), 8/3/28	$ 543,192
Pioneer Floating Rate Fund, Inc. |  | 2/28/224

Schedule of Investments  |  2/28/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Casino Services — (continued)
498,750	J&J Ventures Gaming LLC, Initial Term Loan, 4.75% (LIBOR + 400 bps), 4/26/28	$ 497,659
1,100,000	Lucky Bucks LLC, Initial Term Loan, 6.25% (LIBOR + 550 bps), 7/30/27	1,081,437
	Total Casino Services	$2,122,288
	Cellular Telecom — 2.9%
1,951,977	Altice France SA, USD TLB-13 Incremental Term Loan, 4.506% (LIBOR + 400 bps), 8/14/26	$ 1,938,354
550,000(b)	CCI Buyer, Inc., First Lien Initial Term Loan, 12/17/27	546,047
497,500	Gogo Intermediate Holdings LLC, Initial Term Loan, 4.50% (LIBOR + 375 bps), 4/30/28	494,080
748,125	Xplornet Communications, Inc., First Lien Refinancing Term Loan, 4.50% (LIBOR + 400 bps), 10/2/28	742,233
350,000	Xplornet Communications, Inc., Second Lien Initial Term Loan, 7.50% (LIBOR + 700 bps), 10/1/29	353,500
	Total Cellular Telecom	$4,074,214
	Chemicals-Diversified — 1.2%
1,000,000	ARC Falcon I, Inc., Second Lien Initial Term Loan, 7.50% (LIBOR + 700 bps), 9/30/29	$ 982,500
748,125	Geon Performance Solutions LLC (Fka. Echo US Holdings, LLC), Initial Term Loan, 5.50% (LIBOR + 475 bps), 8/18/28	746,255
	Total Chemicals-Diversified	$1,728,755
	Chemicals-Plastics — 0.4%
600,000(b)	Bakelite UK Intermediate Ltd., Term Loan, 2/2/29	$ 594,750
	Total Chemicals-Plastics	$594,750
	Chemicals-Specialty — 1.7%
1,091,750	Cpc Acquisition Corp., First Lien Initial Term Loan, 4.50% (LIBOR + 375 bps), 12/29/27	$ 1,067,186
597,000	Herens US Holdco Corp., USD Facility B, 4.75% (LIBOR + 400 bps), 7/3/28	593,866
719,576	LSF11 Skyscraper Holdco S.a r.l. USD Facility B3, 4.25% (LIBOR + 350 bps), 9/29/27	715,978
18,914	Nouryon USA LLC, Initial Dollar Term Loan, 3.209% (LIBOR + 300 bps), 10/1/25	18,708
	Total Chemicals-Specialty	$2,395,738
	Commercial Services — 2.8%
748,125	CoreLogic, Inc. (fka First American Corporation), First Lien Initial Term Loan, 4.00% (LIBOR + 350 bps), 6/2/28	$ 737,371
5Pioneer Floating Rate Fund, Inc. |  | 2/28/22

Principal Amount USD ($)		Value
	Commercial Services — (continued)
595,508	Indy US Bidco LLC, 2021 Refinancing Dollar Term Loan, 3.959% (LIBOR + 375 bps), 3/6/28	$ 592,158
643,500	TruGreen LP, First Lien Second Refinancing Term Loan, 4.75% (LIBOR + 400 bps), 11/2/27	643,902
1,905,819	Verscend Holding Corp., Term B-1 Loan, 4.209% (LIBOR + 400 bps), 8/27/25	1,905,024
	Total Commercial Services	$3,878,455
	Communications Software — 0.4%
500,000	Mavenir Systems, Inc., Initial Term Loan, 5.25% (LIBOR + 475 bps), 8/18/28	$ 496,250
	Total Communications Software	$496,250
	Computer Data Security — 1.4%
1,147,125	Magenta Buyer, LLC, First Lien Initial Term Loan, 5.75% (LIBOR + 500 bps), 7/27/28	$ 1,139,238
898,500	Vision Solutions, Inc. (Precisely Software Incorporated), First Lien Third Amendment Term Loan, 4.75% (LIBOR + 400 bps), 4/24/28	891,200
	Total Computer Data Security	$2,030,438
	Computer Services — 1.9%
1,129,325	Ahead DB Holdings LLC, First Lien Term B Loan, 4.50% (LIBOR + 375 bps), 10/18/27	$ 1,126,678
992,500	Peraton Corp., First Lien Term B Loan, 4.50% (LIBOR + 375 bps), 2/1/28	989,916
598,500	Sitel Group, Initial Dollar Term Loan, 4.25% (LIBOR + 375 bps), 8/28/28	596,442
	Total Computer Services	$2,713,036
	Computer Software — 2.9%
1,250,000	Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 4.25% (LIBOR + 375 bps), 10/16/28	$ 1,241,406
500,000(b)	Help/Systems Holdings, Inc., First Lien Seventh Amendment Refinancing Loan, 11/19/26	496,719
498,744	Idera, Inc., First Lien Term B-1 Loan, 4.50% (LIBOR + 375 bps), 3/2/28	495,253
900,000(b)	McAfee Corp., Tranche B-1 Term Loan, 3/1/29	889,875
1,042,125	Rackspace Technology Global, Inc., First Lien 2021 Term B Loan, 3.50% (LIBOR + 275 bps), 2/15/28	1,011,839
	Total Computer Software	$4,135,092
Pioneer Floating Rate Fund, Inc. |  | 2/28/226

Schedule of Investments  |  2/28/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Computers-Integrated Systems — 0.5%
558,111	Atlas CC Acquisition Corp., First Lien Term B Loan, 5.00% (LIBOR + 425 bps), 5/25/28	$ 556,890
113,514	Atlas CC Acquisition Corp., First Lien Term C Loan, 5.00% (LIBOR + 425 bps), 5/25/28	113,265
	Total Computers-Integrated Systems	$670,155
	Consulting Services — 1.2%
1,044,750	Ankura Consulting Group LLC, First Lien Closing Date Term Loan, 5.25% (SOFR + 450 bps), 3/17/28	$ 1,041,812
738,653	MAG DS Corp., Initial Term Loan, 6.50% (LIBOR + 550 bps), 4/1/27	688,794
	Total Consulting Services	$1,730,606
	Consumer Products — 0.9%
1,381,188	Instant Brands Holdings, Inc., Initial Loan, 5.75% (LIBOR + 500 bps), 4/12/28	$ 1,298,316
	Total Consumer Products	$1,298,316
	Containers-Metal & Glass — 0.7%
987,525	Plaze, Inc., 2021-1 Term Loan, 4.50% (LIBOR + 375 bps), 8/3/26	$ 967,775
	Total Containers-Metal & Glass	$967,775
	Containers-Paper & Plastic — 2.8%
496,241	Charter Next Generation, Inc., First Lien 2021 Initial Term Loan, 4.50% (LIBOR + 375 bps), 12/1/27	$ 494,768
704,927	Graham Packaging Co., Inc., 2021 Initial Term Loan, 3.75% (LIBOR + 300 bps), 8/4/27	698,955
787,307	Pregis TopCo, LLC, First Lien Initial Term Loan, 4.209% (LIBOR + 400 bps), 7/31/26	785,339
1,301,000	ProAmpac PG Borrower LLC, First Lien 2020-1 Term Loan, 4.50% (LIBOR + 375 bps), 11/3/25	1,296,771
611,511	Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loan, 4.50% (LIBOR + 400 bps), 9/15/28	609,382
54,521	Trident TPI Holdings, Inc., Tranche B-3 Term Loan, 4.50% (LIBOR + 400 bps), 9/15/28	54,331
	Total Containers-Paper & Plastic	$3,939,546
	Cosmetics & Toiletries — 0.6%
778,210	Sunshine Luxembourg VII S.a r.l. Facility B3, 4.50% (LIBOR + 375 bps), 10/1/26	$ 777,584
	Total Cosmetics & Toiletries	$777,584
7Pioneer Floating Rate Fund, Inc. |  | 2/28/22

Principal Amount USD ($)		Value
	Cruise Lines — 1.1%
1,625,250	Carnival Corp., Initial Advance, 3.75% (LIBOR + 300 bps), 6/30/25	$ 1,610,216
	Total Cruise Lines	$1,610,216
	Data Processing & Management — 1.7%
2,237,815	DTI Holdco, Inc., Replacement B-1 Term Loan, 5.75% (LIBOR + 475 bps), 9/29/23	$ 2,213,199
166,667(b)	Dun & Bradstreet Corp., 2022 Incremental Term B-2 Loan, 1/18/29	164,948
	Total Data Processing & Management	$2,378,147
	Dialysis Centers — 1.4%
2,054,421	US Renal Care, Inc., Initial Term Loan, 5.209% (LIBOR + 500 bps), 6/26/26	$ 1,984,351
	Total Dialysis Centers	$1,984,351
	Distribution & Wholesale — 1.2%
600,000	AIP RD Buyer Corp., First Lien Term Loan B, 4.75% (SOFR + 425 bps), 12/22/28	$ 597,750
1,103,661	Patriot Container Corp. (aka Wastequip), First Lien Closing Date Term Loan, 4.75% (LIBOR + 375 bps), 3/20/25	1,062,274
	Total Distribution & Wholesale	$1,660,024
	E-Commerce — 0.7%
496,250	CNT Holdings I Corp., First Lien Initial Term Loan, 4.25% (LIBOR + 375 bps), 11/8/27	$ 494,522
454,779	Trader Corp., First Lien 2017 Refinancing Term Loan, 4.00% (LIBOR + 300 bps), 9/28/23	451,937
	Total E-Commerce	$946,459
	Electric-Generation — 1.4%
1,589,066	Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 4.75% (LIBOR + 375 bps), 10/2/25	$ 1,047,989
985,000	Hamilton Projects Acquiror LLC, Term Loan, 5.25% (LIBOR + 450 bps), 6/17/27	979,583
	Total Electric-Generation	$2,027,572
	Electric-Integrated — 2.2%
1,221,870	Constellation Renewables, LLC, Loan, 3.50% (LIBOR + 250 bps), 12/15/27	$ 1,218,816
Pioneer Floating Rate Fund, Inc. |  | 2/28/228

Schedule of Investments  |  2/28/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electric-Integrated — (continued)
1,433,175	PG&E Corp., Term Loan, 3.50% (LIBOR + 300 bps), 6/23/25	$ 1,410,483
479,452	Pike Corp., 2028 Initial Term Loan, 3.21% (LIBOR + 300 bps), 1/21/28	475,899
	Total Electric-Integrated	$3,105,198
	Electronic Composition — 3.5%
1,088,812	Compass Power Generation LLC, Tranche B-1 Term Loan, 4.50% (LIBOR + 350 bps), 12/20/24	$ 1,078,378
1,709,789	Energy Acquisition Co., Inc., First Lien Initial Term Loan, 4.459% (LIBOR + 425 bps), 6/26/25	1,691,978
2,227,969	Natel Engineering Co., Inc., Initial Term Loan, 7.25% (LIBOR + 625 bps), 4/30/26	2,181,554
	Total Electronic Composition	$4,951,910
	E-Marketing & Information — 0.2%
331,220	Trader Interactive LLC (fka Dominion Web Solutions LLC), Initial Term Loan, 4.50% (LIBOR + 400 bps), 7/28/28	$ 329,563
	Total E-Marketing & Information	$329,563
	Engines — 0.9%
1,300,000	Arcline FM Holdings LLC, Second Lien Term Loan, 9.00% (LIBOR + 825 bps), 6/25/29	$ 1,290,250
	Total Engines	$1,290,250
	Enterprise Software & Services — 0.3%
498,750	Skopima Consilio Parent LLC, First Lien Initial Term Loan, 4.50% (LIBOR + 400 bps), 5/12/28	$ 493,918
	Total Enterprise Software & Services	$493,918
	Finance-Leasing Company — 1.0%
1,366,705	Fly Willow Funding Ltd., Term Loan B, 7.00% (LIBOR + 600 bps), 10/8/25	$ 1,370,976
	Total Finance-Leasing Company	$1,370,976
	Food-Dairy Products — 1.2%
1,728,125	Chobani LLC., 2020 New Term Loan, 4.50% (LIBOR + 350 bps), 10/25/27	$ 1,725,244
	Total Food-Dairy Products	$1,725,244
	Footwear & Related Apparel — 0.5%
750,000	Crocs, Inc., Term B Loan, 4.00% (SOFR + 350 bps), 2/20/29	$ 742,835
	Total Footwear & Related Apparel	$742,835
9Pioneer Floating Rate Fund, Inc. |  | 2/28/22

Principal Amount USD ($)		Value
	Gambling (Non-Hotel) — 1.9%
635,250	Enterprise Development Authority, Term B Loan, 5.00% (LIBOR + 425 bps), 2/28/28	$ 634,654
2,000,497	Scientific Games International, Inc., Initial Term B-5 Loan, 2.96% (LIBOR + 275 bps), 8/14/24	1,990,381
	Total Gambling (Non-Hotel)	$2,625,035
	Housewares — 0.3%
483,750	Ozark Holdings LLC, 2020 Refinancing Term Loan, 4.25% (LIBOR + 375 bps), 12/16/27	$ 482,440
	Total Housewares	$482,440
	Human Resources — 3.4%
992,500	CCRR Parent, Inc., First Lien Initial Term Loan, 4.50% (LIBOR + 375 bps), 3/6/28	$ 997,153
3,904,271	Team Health Holdings, Inc., Initial Term Loan, 3.75% (LIBOR + 275 bps), 2/6/24	3,723,698
	Total Human Resources	$4,720,851
	Independ Power Producer — 1.0%
1,462,400	EFS Cogen Holdings I LLC, Term B Advance, 4.50% (LIBOR + 350 bps), 10/1/27	$ 1,427,059
	Total Independ Power Producer	$1,427,059
	Internet Content — 0.3%
410,719	Hunter US Bidco, Inc., First Lien Initial Dollar Term Loan, 4.75% (LIBOR + 425 bps), 8/19/28	$ 409,692
	Total Internet Content	$409,692
	Internet Gambling — 0.0%†
18,875	Golden Nugget Online Gaming LLC, 2020 Initial Term Loan, 13.00% (LIBOR + 1,200 bps), 10/4/23	$ 20,291
	Total Internet Gambling	$20,291
	Investment Management & Advisory Services — 1.1%
497,500	Edelman Financial Engines Center LLC, First Lien 2021 Initial Term Loan, 4.25% (LIBOR + 350 bps), 4/7/28	$ 494,321
1,000,000(b)	LHS Borrower LLC, Term Loan B, 2/25/29	990,000
	Total Investment Management & Advisory Services	$1,484,321
	Lottery Services — 0.6%
800,000(b)	Scientific Games Corp., Term Loan, 2/4/29	$ 795,666
	Total Lottery Services	$795,666
	Machinery — 1.6%
785,714	East West Manufacturing LLC, Initial Term Loan, 6.50% (SOFR + 575 bps), 12/22/28	$ 779,822
Pioneer Floating Rate Fund, Inc. |  | 2/28/2210

Schedule of Investments  |  2/28/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Machinery — (continued)
1,155,963	Engineered Components & Systems LLC, First Lien Initial Term Loan, 6.50% (LIBOR + 600 bps), 8/2/28	$ 1,140,069
344,037	Engineered Components and Systems LLC, First Lien Delayed Draw Term Loan, 6.50% (LIBOR + 600 bps), 8/2/28	340,166
	Total Machinery	$2,260,057
	Machinery-Pumps — 0.7%
987,972	Circor International, Inc., Initial Term Loan, 5.00% (LIBOR + 450 bps), 12/20/28	$ 983,032
	Total Machinery-Pumps	$983,032
	Medical Diagnostic Imaging — 0.6%
844,375	US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.), Closing Date Term Loan, 5.75% (LIBOR + 550 bps), 12/15/27	$ 841,209
	Total Medical Diagnostic Imaging	$841,209
	Medical Information Systems — 0.9%
769,565	athenahealth, Inc., Initial Term Loan, 4.00% (SOFR + 350 bps), 2/15/29	$ 763,794
496,257	Azalea TopCo, Inc., First Lien 2021 Term Loan, 4.50% (LIBOR + 375 bps), 7/24/26	494,395
	Total Medical Information Systems	$1,258,189
	Medical Labs & Testing Services — 2.4%
1,168,235	Envision Healthcare Corp., Initial Term Loan, 3.959% (LIBOR + 375 bps), 10/10/25	$ 857,923
496,222	eResearchTechnology, Inc., First Lien Initial Term Loan, 5.50% (LIBOR + 450 bps), 2/4/27	496,648
1,470,150	FC Compassus LLC, Term B-1 Loan, 5.00% (LIBOR + 425 bps), 12/31/26	1,457,286
497,500	Sound Inpatient Physicians Holdings LLC, First Lien 2021 Incremental Term Loan, 3.50% (LIBOR + 300 bps), 6/27/25	494,546
	Total Medical Labs & Testing Services	$3,306,403
	Medical Products — 1.0%
1,250,567	NMN Holdings III Corp., First Lien Closing Date Term Loan, 3.959% (LIBOR + 375 bps), 11/13/25	$ 1,219,303
216,038	NMN Holdings III Corp., First Lien Delayed Draw Term Loan, 3.959% (LIBOR + 375 bps), 11/13/25	210,637
	Total Medical Products	$1,429,940
11Pioneer Floating Rate Fund, Inc. |  | 2/28/22

Principal Amount USD ($)		Value
	Medical-Biomedical & Generation — 1.0%
1,400,000	ANI Pharmaceuticals, Inc., Initial Term Loan, 6.75% (LIBOR + 600 bps), 11/19/27	$ 1,403,500
	Total Medical-Biomedical & Generation	$1,403,500
	Medical-Drugs — 1.9%
1,485,475	Endo Luxembourg Finance Company I S.a r.l., 2021 Term Loan, 5.75% (LIBOR + 500 bps), 3/27/28	$ 1,440,354
497,500	Jazz Financing Lux S.a r.l. Initial Dollar Term Loan, 4.00% (LIBOR + 350 bps), 5/5/28	496,443
705,882	Padagis LLC, Term B Loan, 5.25% (LIBOR + 475 bps), 7/6/28	702,794
	Total Medical-Drugs	$2,639,591
	Medical-HMO — 0.7%
995,000	One Call Corp., First Lien Term B Loan, 6.25% (LIBOR + 550 bps), 4/22/27	$ 990,025
	Total Medical-HMO	$990,025
	Medical-Hospitals — 1.1%
1,508,209	Quorum Health Corp., Exit Term Loan, 8.75% (LIBOR + 775 bps), 4/29/25	$ 1,349,847
208,425	Surgery Center Holdings, Inc., 2021 New Term Loan, 4.50% (LIBOR + 375 bps), 8/31/26	206,905
	Total Medical-Hospitals	$1,556,752
	Medical-Outpatient & Home Medicine — 0.3%
420,000	Medical Solutions Holdings, Inc., First Lien Initial Term Loan, 4.00% (LIBOR + 350 bps), 11/1/28	$ 417,178
	Total Medical-Outpatient & Home Medicine	$417,178
	Medical-Wholesale Drug Distribution — 0.6%
870,947	Gainwell Acquisition Corp., First Lien Term B Loan, 4.75% (LIBOR + 400 bps), 10/1/27	$ 868,225
	Total Medical-Wholesale Drug Distribution	$868,225
	Metal Processors & Fabrication — 1.5%
498,750	Grinding Media, Inc. (Molycop Ltd.), First Lien Initial Term Loan, 4.75% (LIBOR + 400 bps), 10/12/28	$ 495,945
746,250	Tiger Acquisition LLC, First Lien Initial Term Loan, 3.758% (LIBOR + 325 bps), 6/1/28	728,410
835,000	WireCo WorldGroup, Inc., Initial Term Loan, 4.75% (LIBOR + 425 bps), 11/13/28	829,259
	Total Metal Processors & Fabrication	$2,053,614
Pioneer Floating Rate Fund, Inc. |  | 2/28/2212

Schedule of Investments  |  2/28/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Metal-Iron — 0.7%
10,056	TMS International Corp., Term B-2 Loan, 3.75% (LIBOR + 275 bps), 8/14/24	$ 9,994
990,000	TMS International Corp., Term B-3 Loan, 3.75% (LIBOR + 275 bps), 8/14/24	983,812
	Total Metal-Iron	$993,806
	Multimedia — 0.3%
416,875	EW Scripps Co., The Tranche B-3 Term Loan, 3.75% (LIBOR + 300 bps), 1/7/28	$ 415,051
	Total Multimedia	$415,051
	Networking Products — 1.0%
1,432,501	GoTo Group, Inc., First Lien Initial Term Loan, 4.887% (LIBOR + 475 bps), 8/31/27	$ 1,411,573
	Total Networking Products	$1,411,573
	Office Automation & Equipment — 0.6%
893,250	Pitney Bowes, Inc., Refinancing Tranche B Term Loan, 4.21% (LIBOR + 400 bps), 3/17/28	$ 885,992
	Total Office Automation & Equipment	$885,992
	Paper & Related Products — 1.1%
995,000	Schweitzer-Mauduit International, Inc., Term B Loan, 4.50% (LIBOR + 375 bps), 4/20/28	$ 975,100
512,500	Sylvamo Corp., Term Loan B, 5.00% (LIBOR + 450 bps), 8/18/28	510,017
	Total Paper & Related Products	$1,485,117
	Pastoral & Agricultural — 0.5%
650,000	Alltech, Inc., Term B Loan, 4.50% (LIBOR + 400 bps), 10/13/28	$ 650,406
	Total Pastoral & Agricultural	$650,406
	Pharmacy Services — 0.2%
350,000	Option Care Health, Inc., First Lien 2021 Refinancing Term Loan, 3.25% (LIBOR + 275 bps), 10/27/28	$ 347,725
	Total Pharmacy Services	$347,725
	Physical Therapy & Rehabilitation Centers — 2.2%
933,333	Summit Behavioral Healthcare LLC, First Lien Initial Term Loan, 5.50% (LIBOR + 475 bps), 11/24/28	$ 915,833
2,212,688	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, 4.46% (LIBOR + 425 bps), 11/20/26	2,201,624
	Total Physical Therapy & Rehabilitation Centers	$3,117,457
13Pioneer Floating Rate Fund, Inc. |  | 2/28/22

Principal Amount USD ($)		Value
	Pipelines — 2.4%
3,441,413	Traverse Midstream Partners LLC, Advance, 5.25% (SOFR + 425 bps), 9/27/24	$ 3,434,244
	Total Pipelines	$3,434,244
	Property & Casualty Insurance — 1.5%
250,000(b)	Asurion LLC, New B-7 Term Loan, 11/3/24	$ 247,156
496,250	Asurion LLC, New B-9 Term Loan, 3.459% (LIBOR + 325 bps), 7/31/27	488,124
1,250,000	Asurion LLC, Second Lien New B-4 Term Loan, 5.459% (LIBOR + 525 bps), 1/20/29	1,237,500
121,875	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2020 Term Loan, 5.25% (LIBOR + 425 bps), 9/3/26	122,047
	Total Property & Casualty Insurance	$2,094,827
	Protection-Safety — 1.1%
1,496,250	APX Group, Inc., Initial Term Loan, 4.00% (LIBOR + 350 bps), 7/10/28	$ 1,489,393
	Total Protection-Safety	$1,489,393
	Publishing — 0.8%
349,125	Cengage Learning, Inc., First Lien Term B Loan, 5.75% (LIBOR + 475 bps), 7/14/26	$ 348,841
748,125	McGraw-Hill Education, Inc., Initial Term Loan, 5.554% (LIBOR + 475 bps), 7/28/28	742,982
	Total Publishing	$1,091,823
	Publishing-Periodicals — 0.3%
375,000(b)	MJH Healthcare Holdings LLC, Initial Term B Loan, 1/28/29	$ 375,000
	Total Publishing-Periodicals	$375,000
	Recycling — 0.6%
846,500	LTR Intermediate Holdings, Inc., Initial Term Loan, 5.50% (LIBOR + 450 bps), 5/5/28	$ 841,209
	Total Recycling	$841,209
	Rental Auto & Equipment — 0.7%
955,000(b)	PECF USS Intermediate Holding III Corp., Term Loan B, 12/15/28	$ 951,760
	Total Rental Auto & Equipment	$951,760
	Retail — 6.7%
498,750	At Home Group, Inc., Initial Term Loan, 4.75% (LIBOR + 425 bps), 7/24/28	$ 485,658
Pioneer Floating Rate Fund, Inc. |  | 2/28/2214

Schedule of Investments  |  2/28/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Retail — (continued)
398,000	Foundation Building Materials, Inc., First Lien Initial Term Loan, 3.75% (LIBOR + 325 bps), 1/31/28	$ 391,097
1,089,021	Great Outdoors Group LLC, Term B-2 Loan, 4.50% (LIBOR + 375 bps), 3/6/28	1,086,185
1,025,583	Highline Aftermarket Acquisition LLC, First Lien Initial Term Loan, 5.25% (LIBOR + 450 bps), 11/9/27	1,011,481
1,044,750	Michaels Cos, Inc., The Term B Loan, 5.00% (LIBOR + 425 bps), 4/15/28	974,229
496,250	Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 4.00% (LIBOR + 325 bps), 3/3/28	493,459
1,044,750	PetSmart LLC, Initial Term Loan, 4.50% (LIBOR + 375 bps), 2/11/28	1,040,941
744,375	RVR Dealership Holdings, LLC, Term Loan, 4.50% (SOFR + 375 bps), 2/8/28	739,723
696,500	SRS Distribution, Inc., 2021 Reﬁnancing Term Loan, 4.25% (LIBOR + 375 bps), 6/2/28	690,013
2,110,796	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 4.817% (LIBOR + 450 bps), 9/12/24	2,052,749
493,750	Torrid LLC, Closing Date Term Loan, 6.25% (LIBOR + 550 bps), 6/14/28	486,344
	Total Retail	$9,451,879
	Rubber & Plastic Products — 0.8%
1,141,584	Gates Global LLC, Initial B-3 Dollar Term Loan, 3.25% (LIBOR + 250 bps), 3/31/27	$ 1,128,741
	Total Rubber & Plastic Products	$1,128,741
	Satellite Telecom — 0.5%
750,000	Intelsat Jackson Holdings SA, Term B Loan, 5.022% (SOFR + 425 bps), 2/1/29	$ 740,156
	Total Satellite Telecom	$740,156
	Schools — 0.8%
1,080,532	KUEHG Corp. (fka MergerSub, Inc.), Term B-3 Loan, 4.75% (LIBOR + 375 bps), 2/21/25	$ 1,056,026
	Total Schools	$1,056,026
	Security Services — 1.4%
1,964,719	Garda World Security Corp., Term B-2 Loan, 4.43% (LIBOR + 425 bps), 10/30/26	$ 1,949,371
	Total Security Services	$1,949,371
15Pioneer Floating Rate Fund, Inc. |  | 2/28/22

Principal Amount USD ($)		Value
	Semiconductor Equipment — 0.9%
1,278,854	Ultra Clean Holdings, Inc., Second Amendment Term B Loan, 3.959% (LIBOR + 375 bps), 8/27/25	$ 1,279,853
	Total Semiconductor Equipment	$1,279,853
	Shipbuilding — 0.9%
1,224,993	MHI Holdings LLC, Initial Term Loan, 5.209% (LIBOR + 500 bps), 9/21/26	$ 1,222,442
	Total Shipbuilding	$1,222,442
	Soap & Cleaning Preparation — 0.9%
1,000,000	Knight Health Holdings LLC, Term B Loan, (LIBOR + 525 bps), 12/23/28	$ 918,750
306,136	Kronos Acquisition Holdings, Inc., Tranche B-1 Term Loan, 4.25% (LIBOR + 375 bps), 12/22/26	283,814
	Total Soap & Cleaning Preparation	$1,202,564
	Steel Producers — 1.1%
1,502,232	Phoenix Services International LLC, Term B Loan, (LIBOR + 375 bps), 3/1/25	$ 1,479,230
	Total Steel Producers	$1,479,230
	Telecom Services — 0.7%
1,035,379	Windstream Services II, LLC, Initial Term Loan, 7.25% (LIBOR + 625 bps), 9/21/27	$ 1,035,056
	Total Telecom Services	$1,035,056
	Textile-Home Furnishings — 0.7%
1,000,000	Runner Buyer, Inc., Initial Term Loan, 6.25% (LIBOR + 550 bps), 10/20/28	$ 977,500
	Total Textile-Home Furnishings	$977,500
	Theaters — 0.7%
1,058,107	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), Term B-1 Loan, 3.125% (LIBOR + 300 bps), 4/22/26	$ 961,555
	Total Theaters	$961,555
	Transportation - Trucks — 0.4%
498,750	Carriage Purchaser, Inc., Term B Loan, 5.00% (LIBOR + 425 bps), 9/30/28	$ 498,230
	Total Transportation - Trucks	$498,230
	Transportation Services — 2.0%
1,197,000	AIT Worldwide Logistics Holdings, Inc., First Lien Initial Term Loan, 5.50% (LIBOR + 475 bps), 4/6/28	$ 1,189,519
Pioneer Floating Rate Fund, Inc. |  | 2/28/2216

Schedule of Investments  |  2/28/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Transportation Services — (continued)
500,000	Echo Global Logistics, Inc., Term Loan, 4.25% (LIBOR + 375 bps), 11/23/28	$ 496,458
547,794	First Student Bidco, Inc., Initial Term B Loan, 3.50% (LIBOR + 300 bps), 7/21/28	541,403
202,206	First Student Bidco, Inc., Initial Term C Loan, 3.50% (LIBOR + 300 bps), 7/21/28	199,847
349,125	LaserShip, Inc., First Lien Initial Term Loan, 5.25% (LIBOR + 450 bps), 5/7/28	348,961
	Total Transportation Services	$2,776,188
	Total Senior Secured Floating Rate Loan Interests (Cost $173,375,344)	$173,910,798

Shares
	Common Stocks — 0.4% of Net Assets
	Oil, Gas & Consumable Fuels — 0.3%
23,920(c)	Summit Midstream Partners LP	$ 375,066
	Total Oil, Gas & Consumable Fuels	$375,066
	Specialty Retail — 0.1%
91,346(c)+^	Targus Cayman SubCo., Ltd.	$ 139,759
	Total Specialty Retail	$139,759
	Total Common Stocks (Cost $503,696)	$514,825

Principal Amount USD ($)
	Asset Backed Securities — 3.4% of Net Assets
1,000,000(a)	522 Funding CLO, Ltd., Series 2019-4A, Class E, 7.254% (3 Month USD LIBOR + 700 bps), 4/20/30 (144A)	$ 975,276
1,000,000(a)	Goldentree Loan Management US CLO 2, Ltd., Series 2017-2A, Class E, 4.954% (3 Month USD LIBOR + 470 bps), 11/28/30 (144A)	932,348
1,000,000	JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class G, 9.812%, 2/26/29 (144A)	970,692
17Pioneer Floating Rate Fund, Inc. |  | 2/28/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000(a)	Madison Park Funding XXII, Ltd., Series 2016-22A, Class ER, 6.941% (3 Month USD LIBOR + 670 bps), 1/15/33 (144A)	$ 982,226
1,000,000(a)	Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class DRR, 7.395% (3 Month USD LIBOR + 700 bps), 2/14/31 (144A)	973,179
	Total Asset Backed Securities (Cost $4,946,389)	$4,833,721

	Collateralized Mortgage Obligations—2.0% of Net Assets
370,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 6.049% (SOFR30A + 600 bps), 10/25/41 (144A)	$ 341,067
230,000(a)	Freddie Mac STACR Trust, Series 2021-DNA7, Class B2, 7.849% (SOFR30A + 780 bps), 11/25/41 (144A)	225,189
750,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class B2, 5.549% (SOFR30A + 550 bps), 1/25/34 (144A)	678,825
240,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class B2, 6.299% (SOFR30A + 625 bps), 9/25/41 (144A)	212,674
250,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class B2, 7.149% (SOFR30A + 710 bps), 1/25/42 (144A)	231,882
320,000(a)	Freddie Mac STACR Trust, Series 2022-DNA2, Class B2, 8.549% (SOFR30A + 850 bps), 2/25/42 (144A)	313,592
710,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 10.687% (1 Month USD LIBOR + 1,050 bps), 2/25/47 (144A)	777,186
	Total Collateralized Mortgage Obligations (Cost $2,978,719)	$2,780,415

	Commercial Mortgage-Backed Securities—1.3% of Net Assets
315,000(a)	Capital Funding Mortgage Trust, Series 2021-8, Class B, 14.35% (1 Month USD LIBOR + 1,310 bps), 6/22/23 (144A)	$ 315,000
189,611(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 6.357% (1 Month USD LIBOR + 625 bps), 1/25/27 (144A)	189,503
Pioneer Floating Rate Fund, Inc. |  | 2/28/2218

Schedule of Investments  |  2/28/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
625,000(a)	Morgan Stanley Capital I Trust, Series 2019-BPR, Class D, 4.191% (1 Month USD LIBOR + 400 bps), 5/15/36 (144A)	$ 535,825
1,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.00% , 5/15/48 (144A)	726,695
	Total Commercial Mortgage-Backed Securities (Cost $1,911,715)	$1,767,023

	Corporate Bonds — 15.7% of Net Assets
	Advertising — 0.2%
255,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 264,443
	Total Advertising	$264,443
	Aerospace & Defense — 0.4%
500,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	$ 499,375
	Total Aerospace & Defense	$499,375
	Banks — 1.0%
1,000,000(d)(e)	Citigroup, Inc., 4.70% (SOFR + 323 bps)	$ 978,800
391,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	390,022
	Total Banks	$1,368,822
	Building Materials — 1.8%
500,000	CP Atlas Buyer, Inc., 7.00%, 12/1/28 (144A)	$ 450,625
1,000,000	Koppers, Inc., 6.00%, 2/15/25 (144A)	1,003,640
996,000	Patrick Industries, Inc., 7.50%, 10/15/27 (144A)	1,036,751
	Total Building Materials	$2,491,016
	Chemicals — 0.7%
1,000,000	Hexion, Inc., 7.875%, 7/15/27 (144A)	$ 1,053,000
	Total Chemicals	$1,053,000
	Commercial Services — 0.6%
205,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	$ 194,688
200,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	187,146
500,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	453,750
	Total Commercial Services	$835,584
19Pioneer Floating Rate Fund, Inc. |  | 2/28/22

Principal Amount USD ($)		Value
	Computers — 0.1%
100,000	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	$ 104,127
	Total Computers	$104,127
	Diversified Financial Services — 1.1%
200,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 8/15/28 (144A)	$ 192,500
1,500,000	VistaJet Malta Finance PLC/XO Management Holding, Inc., 6.375%, 2/1/30 (144A)	1,427,310
	Total Diversified Financial Services	$1,619,810
	Engineering & Construction — 0.7%
1,000,000	Artera Services LLC, 9.033%, 12/4/25 (144A)	$ 1,002,700
	Total Engineering & Construction	$1,002,700
	Entertainment — 0.7%
1,005,000	Mohegan Gaming & Entertainment, 8.00%, 2/1/26 (144A)	$ 1,015,050
	Total Entertainment	$1,015,050
	Healthcare-Products — 0.3%
342,000	Varex Imaging Corp., 7.875%, 10/15/27 (144A)	$ 367,650
	Total Healthcare-Products	$367,650
	Healthcare-Services — 0.7%
1,000,000	RegionalCare Hospital Partners Holdings Inc / LifePoint Health, Inc., 9.75%, 12/1/26 (144A)	$ 1,048,890
	Total Healthcare-Services	$1,048,890
	Iron & Steel — 1.2%
1,087,000	Cleveland-Cliffs, Inc., 9.875%, 10/17/25 (144A)	$ 1,206,570
500,000	Metinvest BV, 7.75%, 10/17/29 (144A)	161,000
265,000	TMS International Corp., 6.25%, 4/15/29 (144A)	254,813
	Total Iron & Steel	$1,622,383
	Leisure Time — 0.4%
105,000	Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)	$ 109,594
500,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	466,245
	Total Leisure Time	$575,839
	Lodging — 0.7%
1,000,000	Station Casinos LLC, 4.50%, 2/15/28 (144A)	$ 961,250
	Total Lodging	$961,250
Pioneer Floating Rate Fund, Inc. |  | 2/28/2220

Schedule of Investments  |  2/28/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Media — 0.9%
510,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	$ 457,725
1,000,000	Sinclair Television Group, Inc., 5.50%, 3/1/30 (144A)	877,500
	Total Media	$1,335,225
	Mining — 0.5%
500,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 441,100
219,000	Joseph T Ryerson & Son, Inc., 8.50%, 8/1/28 (144A)	236,908
	Total Mining	$678,008
	Oil & Gas — 1.1%
1,500,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	$ 1,567,530
	Total Oil & Gas	$1,567,530
	REITs — 1.5%
1,000,000	iStar, Inc., 4.75%, 10/1/24	$ 1,006,250
1,065,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	1,108,388
	Total REITs	$2,114,638
	Retail — 0.5%
500,000	LBM Acquisition LLC, 6.25%, 1/15/29 (144A)	$ 463,750
221,000	Party City Holdings, Inc., 8.75%, 2/15/26 (144A)	221,132
	Total Retail	$684,882
	Telecommunications — 0.6%
500,000	Altice France Holding SA, 6.00%, 2/15/28 (144A)	$ 441,250
500,000	Lumen Technologies, Inc., 4.50%, 1/15/29 (144A)	417,500
	Total Telecommunications	$858,750
	Total Corporate Bonds (Cost $21,965,703)	$22,068,972

	Insurance-Linked Securities — 1.1% of Net Assets#
	Event Linked Bonds — 0.7%
	Multiperil - Japan — 0.2%
250,000(a)	Akibare Re, 2.134%, (3 Month USD LIBOR + 193 bps), 4/7/22 (144A)	$ 249,475
	Multiperil - Texas — 0.2%
250,000(a)	Alamo Re, 5.349%, (1 Month U.S. Treasury Bill + 504 bps), 6/8/22 (144A)	$ 251,073
	Multiperil – U.S. — 0.1%
250,000(a)	Residential Reinsurance 2021, 5.809%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	$ 249,150
21Pioneer Floating Rate Fund, Inc. |  | 2/28/22

Principal Amount USD ($)		Value
	Multiperil – U.S. Regional — 0.2%
250,000(a)	Long Point Re III 2018, 3.059%, (3 Month U.S. Treasury Bill + 275 bps), 6/1/22 (144A)	$ 250,250
	Total Event Linked Bonds	$999,948
Face Amount USD ($)
	Collateralized Reinsurance — 0.0%†
	Multiperil – Worldwide — 0.0%†
27,000(c)(f)+	Limestone Re, 3/1/23 (144A)	$ 3,496
	Windstorm – Florida — 0.0%†
250,000(c)(f)+	Formby Re 2018, 2/28/23	$ 30,700
	Total Collateralized Reinsurance	$34,196
	Reinsurance Sidecars — 0.4%
	Multiperil – U.S. — 0.0%†
250,000(c)(g)+	Harambee Re 2018, 12/31/22	$ 200
250,000(g)+	Harambee Re 2019, 12/31/22	150
		$350
	Multiperil – Worldwide — 0.4%
3,037(g)+	Alturas Re 2019-2, 3/10/23	$ 4,276
29,558(c)(g)+	Alturas Re 2020-2, 3/10/23	24,705
250,000(c)(f)+	Bantry Re 2016, 3/31/23	20,150
1,270,809(c)(f)+	Berwick Re 2018-1, 12/31/22	98,233
907,913(c)(f)+	Berwick Re 2019-1, 12/31/22	108,496
20,000(f)+	Eden Re II, 3/22/22 (144A)	5,984
3,800(f)+	Eden Re II, 3/22/23 (144A)	7,477
300,000(c)(g)+	Lorenz Re 2018, 7/1/22	—
199,590(c)(g)+	Lorenz Re 2019, 6/30/22	6,547
300,000(c)(f)+	Merion Re 2018-2, 12/31/22	49,650
400,000(c)(f)+	Pangaea Re 2018-1, 12/31/22	8,422
400,000(c)(f)+	Pangaea Re 2018-3, 7/1/22	8,297
327,699(c)(f)+	Pangaea Re 2019-1, 2/1/23	6,828
294,125(c)(f)+	Pangaea Re 2019-3, 7/1/23	10,580
324,259(f)+	Pangaea Re 2020-1, 2/1/24	6,881
150,000(f)+	Sector Re V, 12/1/23 (144A)	18,247
10,000(c)(f)+	Sector Re V, 12/1/24 (144A)	29,102
Pioneer Floating Rate Fund, Inc. |  | 2/28/2222

Schedule of Investments  |  2/28/22
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
253,645(c)(f)+	Woburn Re 2018, 12/31/22	$ 16,844
244,914(c)(f)+	Woburn Re 2019, 12/31/22	62,299
		$493,018
	Total Reinsurance Sidecars	$493,368
	Total Insurance-Linked Securities (Cost $1,861,390)	$1,527,512

Shares
	SHORT TERM INVESTMENTS — 6.2% of Net Assets
	Open-End Fund — 6.2%
8,751,996(h)	Dreyfus Government Cash Management, Institutional Shares, 0.03%	$ 8,751,996
		$8,751,996
	TOTAL SHORT TERM INVESTMENTS (Cost $8,751,996)	$8,751,996
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 154.1% (Cost $216,294,952)	$216,155,262
	OTHER ASSETS AND LIABILITIES — (54.1)%	$(75,870,198)
	net assets — 100.0%	$140,285,064
bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At February 28, 2022, the value of these securities amounted to $30,529,335, or 21.8% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at February 28, 2022.
(b)	This term loan will settle after February 28, 2022, at which time the interest rate will be determined.
(c)	Non-income producing security.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at February 28, 2022.
23Pioneer Floating Rate Fund, Inc. |  | 2/28/22

(f)	Issued as participation notes.
(g)	Issued as preference shares.
(h)	Rate periodically changes. Rate disclosed is the 7-day yield at February 28, 2022.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at February 28, 2022.
^	Security is valued using fair value methods (other than prices supplied by independent pricing services or broker dealers).
†	Amount rounds to less than 0.1%.
+	Security that used signiﬁcant unobservable inputs to determine its value.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Akibare Re	1/24/2022	$249,740	$249,475
Alamo Re	1/24/2022	252,725	251,073
Alturas Re 2019-2	12/19/2018	3,037	4,276
Alturas Re 2020-2	1/1/2020	29,558	24,705
Bantry Re 2016	2/6/2019	20,150	20,150
Berwick Re 2018-1	1/10/2018	185,623	98,233
Berwick Re 2019-1	12/31/2018	108,488	108,496
Eden Re II	12/15/2017	1,195	5,984
Eden Re II	1/22/2019	446	7,477
Formby Re 2018	7/9/2018	23,470	30,700
Harambee Re 2018	12/19/2017	5,311	200
Harambee Re 2019	12/20/2019	—	150
Limestone Re	6/20/2018	230	3,496
Long Point Re III 2018	1/24/2022	250,500	250,250
Lorenz Re 2018	6/26/2018	57,291	—
Lorenz Re 2019	6/26/2019	62,773	6,547
Merion Re 2018-2	12/28/2017	12,346	49,650
Pangaea Re 2018-1	1/11/2018	57,203	8,422
Pangaea Re 2018-3	5/31/2018	96,345	8,297
Pangaea Re 2019-1	1/9/2019	3,440	6,828
Pangaea Re 2019-3	7/25/2019	8,824	10,580
Pangaea Re 2020-1	1/21/2020	—	6,881
Residential Reinsurance 2021	10/28/2021	250,000	249,150
Sector Re V	12/4/2018	30,884	18,247
Sector Re V	1/1/2020	10,000	29,102
Pioneer Floating Rate Fund, Inc. |  | 2/28/2224

Schedule of Investments  |  2/28/22
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Woburn Re 2018	10/19/2018	$87,980	$16,844
Woburn Re 2019	2/14/2019	53,831	62,299
Total Restricted Securities			$1,527,512
% of Net assets			1.1%
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of February 28, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$173,910,798	$—	$173,910,798
Common Stocks
Oil, Gas & Consumable Fuels	375,066	—	—	375,066
Specialty Retail	—	—	139,759	139,759
Asset Backed Securities	—	4,833,721	—	4,833,721
Collateralized Mortgage Obligations	—	2,780,415	—	2,780,415
Commercial Mortgage-Backed Securities	—	1,767,023	—	1,767,023
Corporate Bonds	—	22,068,972	—	22,068,972
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Worldwide	—	—	3,496	3,496
Windstorm – Florida	—	—	30,700	30,700
Reinsurance Sidecars
Multiperil – U.S.	—	—	350	350
Multiperil – Worldwide	—	—	493,018	493,018
All Other Insurance-Linked Securities	—	999,948	—	999,948
Open-End Fund	8,751,996	—	—	8,751,996
Total Investments in Securities	$9,127,062	$206,360,877	$667,323	$216,155,262
25Pioneer Floating Rate Fund, Inc. |  | 2/28/22

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Insurance- Linked Securities	Total
Balance as of 11/30/21	$139,759	$595,777	$735,536
Realized gain (loss)	—	(59,439)	(59,439)
Changed in unrealized appreciation (depreciation)	—	18,360	18,360
Accrued discounts/premiums	—	(27,134)	(27,134)
Purchases	—	—	—
Sales	—	—	—
Transfers in to Level 3*	—	—	—
Transfers out of Level 3*	—	—	—
Balance as of 2/28/22	$139,759	$527,564	$667,323
*	Transfers are calculated on the beginning of period value. For the three months ended February 28, 2022, there were no transfers in and out of Level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at February 28, 2022:	$(8,129)
Pioneer Floating Rate Fund, Inc. |  | 2/28/2226